Revenue	12 Months Ended
Feb. 28, 2022
Revenue [Abstract]
Revenue
20	Revenue

This represents revenue arising from the Group contracts with.

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Platform fees
-Trade transaction modules	37,859,710	55,442,807	16,889,720
-License fees	29,124	30,918	8,458
-Financing fees	198,094	—	—
Trade marketplace	18,592,825	—	—
Total revenue	56,679,753	55,473,725	16,898,178

Platform fees

Trade transaction module consists of trade discovery and trade finance sub-modules:

(i) Trade Discovery sub-module

Nature of services

The platform enables the customers to connect to other counterparties to perform trade transactions. Sales contracts are entered with the customers before onboarding the customers to commence trading. The fees charged are calculated based on the percentage fee agreed in the contract and actual volume of trade transactions.

Revenue recognition

Platform fees are recognised at the point in time where the trades are completed on the platform (i.e. trade has been transacted and both buyers and sellers have acknowledged the trades on the platform). Each completed trade constitutes a single performance obligation, as the platform serves as a commonplace to connect the buyer and seller to execute the trade. Transaction price is determined based on total trade transaction value and fee agreed in the sales contract.

Significant payment terms

Non-refundable advances are collected from customers upon entering into the sales agreement. These advances will be utilised to offset against fee collection on future completed trade transactions on the platform.

Invoices are generated at the end of each month for all completed trades. The invoice amount is first offset with the advances previously collected and the remaining balance is payable with credit terms of 120 days (2021: 90 days).

(ii) Trade finance sub-module

Nature of services

The platform enables the customers to connect to other counterparties to obtain trade financing from lenders. Sales contracts are entered with the customers before onboarding the customers to commence trading. The fees charged are calculated based on a fixed fee as agreed in the contract or a percentage of total approved funding.

Revenue recognition

Platform fees are recognised at the point in time when funding is provided to the borrowers on the platform (i.e. lender has disbursed the loan funding to the borrower and the borrower has acknowledged the loan funding on the platform). Each completed trade constitutes a single performance obligation, as the platform serves as a marketplace to connect the borrower and lender to execute the trade. Transaction price is determined based on total approved fund value and fee agreed in the sales contract.

Significant payment terms

Non-refundable advances are collected from customers upon entering into the sales agreement. These advances will be utilised to offset against fee collection on future completed trade transactions on the platform.

Invoices are generated at the end of each month for all completed trades. The invoice amount is first offset with the advances previously collected and the remaining balance is payable with credit terms at a range of 10 to 120 days (2021: 90 days).

(iii) License fees

Nature of services

The license fees charged provide customers the right to access the platform, where customers can obtain the economic benefits by transacting on the platform from the point the access rights were given to the customers. License fees are agreed upon signing of sales contracts and are non-refundable.

Revenue recognition

License fees are recognised over time of the contract period of 12 months because the customers are being provided with the right to use the platform as it exists throughout the period.

Significant payment terms

Invoices for license fees are generated after each successful sign-up on the platform. Credit terms are generally 120 days (2021: 90 days).

(iv) Financing fee

Nature of services

Financing fee is generated through a fee charged on provisioning of loans advances through supply chain financing, invoice discounting and e-commerce finance arrangements. Financing fees are agreed upon signing of sales contracts.

Revenue recognition

Financing fee is recognised in profit or loss using the effective interest method, over the period of the financing tenure during which the service is provided. Transaction price is determined based on the fee and facility amount agreed in the sales contracts.

Significant payment terms

Credit terms of financing fee can be up to 5 months.

Trade marketplace

Nature of services

The platform connects trade participants and offer a range of trade financial solutions. Sales and purchase contracts are entered respectively with the suppliers and buyers. The Group acts as an intermediary between the suppliers and buyers and is treated as a principal in the trade to provide extended credit terms at a fee as agreed in the contract to the customers.

Revenue recognition

Revenue is recognised at the point in time when the shipping documents (i.e. bill of lading) have been transferred to the customers. Each completed trade constitutes a single performance obligation, as the Group acts as an intermediary between suppliers and its pre-determined buyers. Transaction price is determined based on the quantity and price as agreed in the contract.

Significant payment terms

Invoices are generated when sales contract is received. Credit terms are generally not more than 90 days.

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

		As of February 28, 2022	As of February 28, 2021
	Note	US$	US$
Trade receivables, net	9	43,850,652	22,853,115
Contract liabilities		(60,000)	(49,124)

Contract liabilities relate to advances collected from customers upon sign-up as part of the license fees billed and license fees deferred, as revenue is recognised over the contract terms of
12 to 36 months.

Significant changes in the contract liabilities balances during the year are as follows:

	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Revenue recognised that was included in contract liabilities balance at the beginning of the year	49,124	97,542
Increases due to advances and license fees collected	60,000	36,750
Amounts recognised as revenue during the year	(29,124)	(30,918)
Advances utilised during the year	(20,000)	(54,250)
	60,000	49,124